OPPENHEIMER CALIFORNIA TAX-EXEMPT FUND
ANNUAL REPORT DECEMBER 31, 1995

[Picture of Shopping Couple]

''We want
investment
income
that won't
add to our
taxes.''

[Oppenheimer Logo]

This Fund is for people who need income that's exempt from taxes.

NEWS
--------------------------------------------------------------------------------

STANDARDIZED YIELD

For the 30 Days Ended 12/31/95:(4)

Class A

4.37%
----------------------------------

Class B

3.82%
----------------------------------

Class C

3.82%
----------------------------------

BEAT THE AVERAGE
----------------------------------

Total Return for the 1-Year Period Ended 12/31/95:

Oppenheimer California Tax-Exempt Fund (at net asset value)(2)

19.76%
----------------------------------

Lipper California Municipal Debt
Fund Average(5)

18.32%
----------------------------------

HOW YOUR FUND IS MANAGED
--------------------------------------------------------------------------------

Oppenheimer California Tax-Exempt Fund invests in a diversified portfolio of California municipal bonds. As a Fund shareholder, you receive income that is free from federal and California income taxes.(1) Your dividends don't increase your taxable income the way taxable investments do, so you can keep more of what you earn.

     California Tax-Exempt Fund is managed by an experienced team of municipal bond specialists who research investments thoroughly before they are included in the Fund's portfolio.

PERFORMANCE
--------------------------------------------------------------------------------

Total return at net asset value for the 12 months ended 12/31/95 was 19.76% for Class A shares and 18.97% for Class B shares.(2)

     Your Fund's average annual total returns at maximum offering price for Class A shares for the 1- and 5-year periods ended 12/31/95 and since inception of the Class on 11/3/88 were 14.07%, 7.27% and 7.78%, respectively. For Class B shares, average annual total returns for the 1-year period ended
12/31/95 and since inception of the Class on 5/1/93 were 13.97% and 4.33%, respectively.(3)

OUTLOOK
--------------------------------------------------------------------------------

"Our outlook remains positive. We believe that with favorable economic fundamentals such as moderate growth and low inflation, the coming year should provide a good environment for municipal bonds."

                                           Robert Patterson, Portfolio Manager
                                                             December 31, 1995

Total returns include change in share price and reinvestment of dividends and capital gains distributions. Past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. For more complete information, please review the prospectus carefully before you invest.

1. A portion of the distributions paid by the Fund may be subject to federal and state income taxes. For investors subject to federal and/or state alternative minimum tax (AMT), the Fund's distributions may increase this tax. Capital gains distributions, if any, are taxed as capital gains.

2. Based on the change in net asset value per share for the period shown, without deducting any sales charges. Such performance would have been lower if sales charges were taken into account.

3. Class A returns show results of hypothetical investments on 12/31/94, 12/31/90 and 11/3/88 (inception of class), after deducting the current maximum initial sales charge of 4.75%. The Fund's maximum sales charge for Class A shares was higher during a portion of some of the periods shown, and actual investment results will be different as a result of the change. Class B returns show results of hypothetical investments on 12/31/94 and 5/1/93 (inception of class), and the deduction of the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Certain Class C performance is not shown above because Class C shares were first publicly offered on 11/1/95. An explanation of the different performance calculations is in the Fund's prospectus.

4. Standardized yield is net investment income calculated on a yield-to-maturity basis for the 30-day period ended 12/31/95, divided by the maximum offering price at the end of the period, compounded semiannually and then annualized. Falling net asset values will tend to artificially raise yields.

5. Source: Lipper Analytical Services. The Lipper total return average for the 1-year period was for 91 California municipal debt funds. The average is shown for comparative purposes only. Oppenheimer California Tax-Exempt Fund is characterized by Lipper as a California municipal debt fund. Lipper performance does not take sales charges into consideration.


2    Oppenheimer California Tax-Exempt Fund

[PHOTO]
James C. Swain
Chairman
Oppenheimer
California Tax-Exempt
Fund

[PHOTO]
Bridget A. Macaskill
President
Oppenheimer
California Tax-Exempt
Fund


Dear OppenheimerFunds Shareholder,

This has been a year in which performance has been strong for municipal bonds because potential obstacles became great opportunities for municipal bonds investors.

     Like most fixed-income securities, municipal bonds have enjoyed the benefits of declining long-term interest rates in 1995. When interest rates fall, outstanding municipal bonds generally appreciate in value. But what distinguished municipal bonds in 1995 was the relationship between their yields and taxable U.S. government bonds. Normally, a municipal bond yields about 80% of its taxable counterpart. For example, if a 30-year Treasury yields 6%, then a long-term municipal bond could be expected to yield about 4.80%. In 1995, that same municipal bond would yield as much as 5.50%.

     For taxpayers in the 36% income bracket, a 5.50% tax-free yield is the equivalent of receiving more than 8.5% on a taxable investment. At the same time, inflation is less than 3%. Indeed, municipal bonds are producing some of the best real, inflation-adjusted tax-free yields for some time.

     The reason for this opportunity is a potential obstacle to the municipal bond marketplace. There are several proposals in Congress for a "flat" tax, which would diminish the current advantage of municipal bonds because ordinary income would be taxed at a lower rate. While we can't be certain where these proposals will lead, we believe that the odds of significant tax reform adversely affecting municipal bonds in the near future are quite low. Indeed, the recent battles over the federal budget deficit suggest that passing sweeping tax legislation impacting so many different parties is a difficult proposition. In any case, the matter will almost certainly not be resolved until well after the November presidential election.

     The other potential concern in the municipal bond market was the bankruptcy of Orange County, California. Except for a few weeks early in 1995, most of the municipal bond market shrugged off these developments as an isolated incident. Nevertheless, Orange County had a positive side for municipal bond investors: there was a demand for additional financial disclosure by professional investors, and a tightening of credit requirements by the major rating agencies. The Orange County episode is a good reminder of the importance of diversification.

     With a stable economy, falling long-term interest rates, low inflation, and the high ratio of tax-free municipal bond yields to taxable U.S. government securities, we believe that municipal bonds continue to offer an attractive package to income-oriented investors. And a municipal bond fund offers the additional advantage of diversification, a goal that is difficult for most individual investors to accomplish by buying individual securities.

     Your portfolio manager discusses the outlook for your Fund in light of these broad issues on the following pages. Thank you for your confidence in OppenheimerFunds, and we look forward to helping you reach your investment goals in the future.

/s/ JAMES C. SWAIN                     /s/ BRIDGET A. MACASKILL
------------------                     ------------------------
    James C. Swain                         Bridget A. Macaskill

January 22, 1996

3    Oppenheimer California Tax-Exempt Fund

Q  + A

Q  How has the Fund performed?


An interview with your Fund's managers.

HOW HAS THE FUND PERFORMED OVER THE PAST YEAR?

1995 was a great year for municipal bonds, which translated into a great year for the Fund. We were able to capture appreciation as the market rallied, as well as to continue to pay tax-exempt income at a competitive rate.

WHAT FACTORS MADE POSITIVE CONTRIBUTIONS TO YOUR PERFORMANCE?

One of the ways we benefited was through the favorable sup-ply and demand relationship that characterized the period. While demand remained relatively high--both from investors seeking tax-free income and those who were simply interested in potential price appreciation--there were less new municipal bond offerings brought to market in 1995. This relationship supported prices over the past six months and should continue to work in favor of bondholders going forward.

WERE THERE ANY FACTORS THAT LIMITED PERFORMANCE OVER THE PERIOD?

Throughout the year, the overriding theme has been the possibility of tax reform. Tax reform, if it were dramatic, would have the potential to limit municipal bonds' tax advantages. The fact that it's being discussed in Washington has limited the rally of bond prices. And longer-term bonds have felt pricing pressures more because they would be affected more by any such changes. We continue to believe that any reforms that may pass in the near term will be limited in scope, however, so we've viewed this period of nervousness as a buying opportunity.

WHAT AREAS OF THE MARKET ARE YOU CURRENTLY TARGETING?

In response to tax reform talks, we've focused on buying both bonds with shorter maturities and prerefunded


4    Oppenheimer California Tax-Exempt Fund

FACING PAGE
Top left: Robert Patterson,
Portfolio Manager, with Len Darling, Executive VP, Director of Fixed Income Investments

Top right: Michael Maciolek, Securities Analyst

Bottom: Caryn Halbrecht, Vice President, Tax-Exempt Portfolio Manager

THIS PAGE
Top right: Robert Patterson

Bottom: Caryn Halbrecht with Donna Compert, Municipal Securities Trader

A 1995 was a great year for municipal bonds.

bonds. Because of the time it would take to change the tax laws, both of these sectors have been less vulnerable to price pressures.

     We've also been buying bonds with maturities of 15-20 years. This area of the market already reflects the negative impact of tax reform fears--which during the rally only meant that they didn't appreciate as much as other bonds--to the point where we think they are selling at compelling values. Due to the current yield curve, these bonds are paying nearly as much income as longer bonds, but with less susceptibility to price pressures.(1)

     Beyond our strategy for managing tax reform, as bonds rallied over the year, we've been selling par bonds, or bonds that we bought at a discount, that have realized their potential.

     In the portfolio, we've also been emphasizing revenue bonds over general obligation bonds. Unlike general obligations, which are reliant on the taxing authority of the municipality issuing them, the income for revenue bonds comes from the project being financed itself--like a bridge or toll road. As a result, revenue bonds' income can be more measurable and predictable. We've recently been focusing on transportation projects in areas where we're seeing modest, but steady economic recovery and avoiding investing in localities and counties that we think might be vulnerable to budget pressures.

WHAT IS YOUR OUTLOOK FOR THE FUND?

Our outlook remains positive. We believe that with favor-able economic fundamentals such as moderate growth and low inflation, the coming year should provide a good environment for municipal bonds. With the market having moved dramatically over the year, however, we expect that the coming year will be a more typical period for municipal bond investors--where bonds will continue to perform well, but where the majority of returns will come from income. Within that environment, we believe the investment decisions we've made will position us to provide a competitive level of income with low relative volatility.


1. The Fund's portfolio is subject to change.

5    Oppenheimer California Tax-Exempt Fund

STATEMENT OF INVESTMENTS  December 31, 1995

                                                                  RATINGS: MOODY'S/
                                                                  S&P'S/FITCH'S            FACE                     MARKET VALUE
                                                                  (UNAUDITED)              AMOUNT                   SEE NOTE 1
==================================================================================================================================
MUNICIPAL BONDS AND NOTES--98.4%
==================================================================================================================================
CALIFORNIA--90.2%

Anaheim, California Public Financing Authority Tax
Allocation Revenue Bonds, MBIA Insured, 6.45%, 12/28/18           Aaa/AAA                 $ 6,000,000              $ 6,634,247
----------------------------------------------------------------------------------------------------------------------------------
Avalon, California Community Improvement Agency
Tax Allocation Bonds, Series A, 7.25%, 8/1/21                     NR/A--                      200,000                  222,964
----------------------------------------------------------------------------------------------------------------------------------
Big Bear Lake, California Water Revenue
Refunding Bonds, FGIC Insured, 6.25%, 4/1/12                      Aaa/AAA/AAA                 400,000                  427,308
----------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority
Revenue Refunding Bonds, Pooled Educational
Facilities Program, MBIA Insured, 7%, 3/1/16                      Aaa/AAA                     100,000                  110,582
----------------------------------------------------------------------------------------------------------------------------------
California Educational Facilities Authority Revenue
Refunding Bonds, Stanford University, Series J, 6%, 11/1/16       Aaa/AAA                     750,000                  783,222
----------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority
Revenue Bonds, Children's Hospital of Los Angeles,
Prerefunded, Series A, 7.125%, 6/1/21                             Aaa/A+                    1,000,000                1,151,460
----------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority
Revenue Bonds, Henry Mayo Newhall Project,
Series A, 8%, 10/1/18                                             NR/A                      3,000,000                3,308,007
----------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority
Revenue Bonds, La Palma Hospital Medical Center,
7.10%, 2/1/13                                                     NR/A                      1,875,000                1,989,647
----------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority
Revenue Refunding Bonds, Adventist Health
System-West, Series B, MBIA Insured, 6.50%, 3/1/07                Aaa/AAA                     315,000                  345,238
----------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority
Revenue Refunding Bonds, Catholic Health Care
West, Series A, MBIA Insured, 5%, 7/1/11                          Aaa/AAA                   7,500,000                7,287,247
----------------------------------------------------------------------------------------------------------------------------------
California Health Facilities Financing Authority
Revenue Refunding Bonds, Hospital
of the Good Samaritan, 7%, 9/1/21                                 A/A--                     1,000,000                1,078,203
----------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Home Mtg.
Revenue Bonds:
Series A, 7.35%, 8/1/11                                           Aa/AA--                      80,000                   85,782
Series C, 6.75%, 2/1/25                                           Aa/AA--                  10,000,000               10,588,899
Series C, 7.60%, 8/1/30                                           Aa/AA--                   1,655,000                1,799,557
Series E-1, 6.45%, 2/1/12                                         Aa/AA--                     750,000                  792,559
----------------------------------------------------------------------------------------------------------------------------------
California Housing Finance Agency Single Family Mtg.
Purchase Revenue Bonds, Series A-2, 6.45%, 8/1/25                 Aaa/AAA                   8,000,000                8,339,064
----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing
Authority Revenue Bonds, Pacific Gas &
Electric Co. Project, Series B, 8.875%, 1/1/10                    A2/A                      2,275,000                2,508,433
----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority
Revenue Refunding Bonds, Pacific Gas &
Electric Co. Project, Series A, 7.50%, 5/1/16                     A2/A                      1,450,000                1,498,698
----------------------------------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority
Solid Waste Disposal Revenue Refunding Bonds,
North County Recycling Center, Series A, 6.75%, 7/1/11            Aaa/AAA                     500,000                  521,653


6  Oppenheimer California Tax-Exempt Fund

                                                                  RATINGS: MOODY'S/
                                                                  S&P'S/FITCH'S            FACE                    MARKET VALUE
                                                                  (UNAUDITED)              AMOUNT                  SEE NOTE 1
==================================================================================================================================
CALIFORNIA (CONTINUED)

California State Department of Water Resources
Central Valley Project Revenue Bonds, Water System,
Prerefunded, Series H, 6.90%, 12/1/25                             Aaa/AA                  $ 3,595,000              $ 4,030,843
----------------------------------------------------------------------------------------------------------------------------------
California State Franchise Tax Board Refunding
Certificates of Participation, 6.90%, 10/1/06                     A/A--                     1,000,000                1,087,301
----------------------------------------------------------------------------------------------------------------------------------
California State General Obligation Refunding
Bonds, AMBAC Insured, 5.15%, 10/1/19                              Aaa/AAA/AAA               1,000,000                  977,141
----------------------------------------------------------------------------------------------------------------------------------
California State Public Works Board Lease
Revenue Bonds, Department of Corrections-Madera
State Prison, Series E, 5.50%, 6/1/15                             A1/A--/A--                3,000,000                2,940,267
----------------------------------------------------------------------------------------------------------------------------------
California State Public Works Board Lease Revenue
Bonds, Regents of the University of California:
Prerefunded, Series A, 7%, 9/1/15                                 Aaa/AAA/AAA               9,650,000               10,948,088
Series A, AMBAC Insured, 6.40%, 12/1/16                           Aaa/AAA/AAA               5,000,000                5,408,830
----------------------------------------------------------------------------------------------------------------------------------
Calleguas-Las Virgines, California Public
Financing Authority Installment Purchase
Revenue Refunding Bonds, Calleguas Municipal
Water District, FGIC Insured, 5.125%, 7/1/14                      Aaa/AAA/AAA                 750,000                  740,291
----------------------------------------------------------------------------------------------------------------------------------
Campbell, California Certificates of Participation,
Civic Center Project, Unrefunded Balance,
6.75%, 10/1/17                                                    A/A--                     1,130,000                1,217,619
----------------------------------------------------------------------------------------------------------------------------------
Campbell, California Certificates of Participation,
Civic Center Project, Prerefunded, 6.75%, 10/1/17                 Aaa/NR                    1,870,000                2,131,547
----------------------------------------------------------------------------------------------------------------------------------
Capistrano, California Unified School
District Community Facilities District Special
Tax Bonds, No. 87-1, 7.60%, 9/1/14                                NR/NR                     4,000,000                4,074,692
----------------------------------------------------------------------------------------------------------------------------------
Cathedral City, California Improvement Bond
Act of 1915 Bonds, Limited Obligation
Assessment District No. 88-3, 7.85%, 9/2/11                       NR/NR                     1,975,000                2,036,259
----------------------------------------------------------------------------------------------------------------------------------
Contra Costa, California Transportation Authority
Sales Tax Revenue Bonds, Series A, FGIC Insured,
6.50%, 3/1/09                                                     Aaa/AAA/AAA                 750,000                  855,190
----------------------------------------------------------------------------------------------------------------------------------
Corona, California Certificates of Participation,
Prerefunded, Series B, 10%, 11/1/20                               Aaa/AAA                  13,175,000               17,695,197
----------------------------------------------------------------------------------------------------------------------------------
East Bay, California Regional Park District
General Obligation Bonds, Series B, 6.375%, 9/1/10                Aa/AA--                     500,000                  531,383
----------------------------------------------------------------------------------------------------------------------------------
Escondido, California Joint Powers Financing
Authority Revenue Bonds, AMBAC Insured,
6.125%, 9/1/11                                                    Aaa/AAA/AAA               2,000,000                2,109,842
----------------------------------------------------------------------------------------------------------------------------------
Fairfield, California Public Finance Authority
Revenue Refunding Bonds, Municipal Park
Improvement District No. 1, FGIC Insured, 6.25%, 7/1/14           Aaa/AAA/AAA               1,000,000                1,066,482
----------------------------------------------------------------------------------------------------------------------------------
Foothill/Eastern Transportation Corridor
Agency California Toll Road Revenue Bonds,
Sr. Lien, Series A, 6.50%, 1/1/32                                 Baa/BBB--/BBB             4,600,000                4,727,365


7  Oppenheimer California Tax-Exempt Fund

                                                                  RATINGS: MOODY'S/
                                                                  S&P'S/FITCH'S             FACE                    MARKET VALUE
                                                                  (UNAUDITED)               AMOUNT                  SEE NOTE 1
================================================================================================================================
CALIFORNIA (CONTINUED)

Fresno, California Unified School District
Certificates of Participation, 7%, 5/1/12                         A/BBB+                   $  250,000                $   269,257
--------------------------------------------------------------------------------------------------------------------------------
Fresno, California Water System Revenue Bonds,
Prerefunded, Series A, 7.30%, 6/1/20                              NR/NR                     1,500,000                  1,642,581
--------------------------------------------------------------------------------------------------------------------------------
Industry, California Improvement Bond Act of
1915 Bonds, Assessment District No. 91-1, 7.65%, 9/2/21           NR/NR                     1,750,000                  1,752,061
--------------------------------------------------------------------------------------------------------------------------------
Industry, California Urban Development Agency
Tax Allocation Bonds, Transportation Distribution
Industrial Redevelopment Project No. 2, MBIA
Insured, 6.50%, 11/1/07                                           Aaa/AAA                     260,000                    287,932
--------------------------------------------------------------------------------------------------------------------------------
Industry, California Urban Development Agency
Tax Allocation Bonds, Transportation
Distribution Project No. 3, 6.90%, 11/1/07                        NR/A--                      500,000                    541,024
--------------------------------------------------------------------------------------------------------------------------------
Intermodal Container Transfer Facility Joint
Power Authority California Revenue
Refunding Bonds, Southern Pacific
Transportation Co., Series A, 7.70%, 11/1/14                      NR/A+                     1,000,000                  1,085,177
--------------------------------------------------------------------------------------------------------------------------------
La Quinta, California Redevelopment
Agency Refunding Tax Allocation Bonds,
La Quinta Project, 8.40%, 9/1/12                                  Aaa/AAA                   1,000,000                  1,193,351
--------------------------------------------------------------------------------------------------------------------------------
Los Angeles County, California Certificates of
Participation, 6.50%, 3/1/10                                      Baa1/BBB                  1,500,000                  1,581,471
--------------------------------------------------------------------------------------------------------------------------------
Los Angeles County, California Certificates of
Participation, Correctional Facilities Project,
MBIA Insured, 6.50%, 9/1/13                                       Aaa/AAA                   3,600,000                  3,845,138
--------------------------------------------------------------------------------------------------------------------------------
Los Angeles County, California Transportation
Commission Sales Tax Revenue Bonds:
Prerefunded, Series A, 6.75%, 7/1/11                              Aaa/AA--/A+               4,260,000                  4,834,243
Prerefunded, Series A, FGIC Insured, 6.75%, 7/1/18                Aaa/AAA/AAA               4,000,000                  4,539,196
--------------------------------------------------------------------------------------------------------------------------------
Los Angeles, California Community Redevelopment
Agency Financing Authority Revenue Bonds,
Grand Central Square Multifamily Housing:
Series A, 5.90%, 12/1/13                                          Baal/A                      500,000                    494,526
Series A, 5.90%, 12/1/26                                          Baal/A                    2,600,000                  2,475,957
--------------------------------------------------------------------------------------------------------------------------------
Los Angeles, California Community Redevelopment
Agency Tax Allocation Refunding Bonds, North
Hollywood, Series C, MBIA Insured, 7%, 7/1/15                     Aaa/AAA                   2,000,000                  2,168,882
--------------------------------------------------------------------------------------------------------------------------------
Los Angeles, California Convention & Exhibition
Center Authority Refunding Certificates of Participation,
Prerefunded, Series A, 7.375%, 8/15/18                            Aaa/AAA                   9,450,000                 10,603,541
--------------------------------------------------------------------------------------------------------------------------------
Los Angeles, California Unified School District
Certificates of Participation, Dr. Francisco Bravo
Medical Project, 6.60%, 6/1/06                                    A/A--/A                     250,000                    273,635


8  Oppenheimer California Tax-Exempt Fund

                                                                  RATINGS: MOODY'S/
                                                                  S&P'S/FITCH'S            FACE                     MARKET VALUE
                                                                  (UNAUDITED)              AMOUNT                   SEE NOTE 1
================================================================================================================================
CALIFORNIA (CONTINUED)

M-S-R Public Power Agency of California
Revenue Bonds, San Juan Project,
Series C, AMBAC Insured, 6.875%, 7/1/19                           Aaa/AAA/AAA              $2,000,000                 $2,094,660
--------------------------------------------------------------------------------------------------------------------------------
M-S-R Public Power Agency of California
Revenue Refunding Bonds, San Juan Project,
Series C, 6.875%, 7/1/19                                          A/A                         760,000                    792,124
--------------------------------------------------------------------------------------------------------------------------------
Merced, California Public Financing Authority
Tax Allocation Bonds, Series A-1, 5.50%, 12/1/10                  NR/A--                      500,000                    496,960
--------------------------------------------------------------------------------------------------------------------------------
Metropolitan Water District of Southern
California Waterworks Revenue Refunding
Bonds, 5.55%, 10/30/20                                            Aa/AA                     9,400,000                  9,336,568
--------------------------------------------------------------------------------------------------------------------------------
Northern California Transmission Agency
Revenue Bonds, California-Oregon Transmission
Project, Prerefunded, Series A, MBIA Insured, 7%, 5/1/24          Aaa/AAA                   5,500,000                  6,173,518
--------------------------------------------------------------------------------------------------------------------------------
Oakland, California Redevelopment Agency Bonds,
MBIA Insured, Inverse Floater, 7.865%, 9/1/19(1)                  Aaa/AAA                   4,300,000                  4,450,465
--------------------------------------------------------------------------------------------------------------------------------
Oakland, California Revenue Refunding Bonds,
Series A, FGIC Insured, 7.60%, 8/1/21                             Aaa/AAA                   2,000,000                  2,187,000
--------------------------------------------------------------------------------------------------------------------------------
Orange County, California Community Facilities
District Special Tax Bonds, No. 87-3, Prerefunded,
Series A, 8.05%, 8/15/08                                          NR/NR                     3,000,000                  3,359,685
--------------------------------------------------------------------------------------------------------------------------------
Orange County, California Community Facilities
District Special Tax Bonds, No. 88-1, Aliso Viejo,
Prerefunded:
Series A, 7.10%, 8/15/05                                          NR/AAA                    1,440,000                  1,687,449
Series A, 7.35%, 8/15/18                                          NR/AAA                    8,000,000                  9,473,512
--------------------------------------------------------------------------------------------------------------------------------
Pittsburg, California Improvement Bond Act of 1915
Bonds, Assessment District 1990-01, 7.75%, 9/2/20                 NR/NR                     1,235,000                  1,273,458
--------------------------------------------------------------------------------------------------------------------------------
Pomona, California Single Family Mtg. Revenue
Refunding Bonds, Series B, 7.50%, 8/1/23                          Aaa/AAA                     500,000                    637,687
--------------------------------------------------------------------------------------------------------------------------------
Rancho California Water District Financing
Authority Revenue Refunding Bonds, AMBAC Insured,
5%, 8/15/14                                                       Aaa/AAA/AAA               4,500,000                  4,382,694
--------------------------------------------------------------------------------------------------------------------------------
Redding, California Electric System Revenue
Certificates of Participation, FGIC Insured,
Inverse Floater, 7.13%, 6/1/19(1)                                 Aaa/AAA/AAA               4,000,000                  4,069,892
--------------------------------------------------------------------------------------------------------------------------------
Redding, California Electric System Revenue
Certificates of Participation, MBIA Insured,
Inverse Floater, 8.295%, 7/8/22(1)                                Aaa/AAA                   2,500,000                  3,161,900
--------------------------------------------------------------------------------------------------------------------------------
Regents of the University of California Revenue
Bonds, Multiple Purpose Projects, Prerefunded,
Series A, 6.875%, 9/1/16                                          NR/A--                    2,200,000                  2,543,983
--------------------------------------------------------------------------------------------------------------------------------



9  Oppenheimer California Tax-Exempt Fund

                                                                  RATINGS: MOODY'S/
                                                                  S&P'S/FITCH'S            FACE                   MARKET VALUE
                                                                  (UNAUDITED)              AMOUNT                 SEE NOTE 1
================================================================================================================================
CALIFORNIA (CONTINUED)

Riverside County, California Community Facilities
District Special Tax Bonds, No. 88-12, 7.55%, 9/1/17              NR/NR                   $ 3,000,000                $ 3,123,549
--------------------------------------------------------------------------------------------------------------------------------
Riverside County, California Single Family Mtg.
Revenue Bonds, Series A, 7.80%, 5/1/21                            Aaa/AAA                     300,000                    387,764
--------------------------------------------------------------------------------------------------------------------------------
Sacramento County, California Single Family Mortgage
Revenue Bonds, Escrowed to Maturity, 8.125%, 7/1/16               Aaa/AAA                  10,000,000                 13,287,520
--------------------------------------------------------------------------------------------------------------------------------
Sacramento, California Cogeneration Authority
Revenue Bonds, Procter & Gamble Project, 6.50%, 7/1/14            NR/BBB--/BBB--            5,000,000                  5,218,265
--------------------------------------------------------------------------------------------------------------------------------
Sacramento, California Municipal Utility
District Electric Revenue Bonds,
Prerefunded, Series W, 7.50%, 8/15/18                             Aaa/AAA/A--               2,500,000                  2,722,557
--------------------------------------------------------------------------------------------------------------------------------
Sacramento, California Municipal Utility District
Electric Revenue Refunding Bonds, FGIC Insured,
Inverse Floater, 8.514%, 8/15/18(1)                               Aaa/AAA/AAA               5,500,000                  6,076,818
--------------------------------------------------------------------------------------------------------------------------------
Sacramento, California Power Authority Revenue
Bonds, Cogeneration Project, 5.875%, 7/1/15                       NR/BBB--/BBB--            5,000,000                  5,000,000
--------------------------------------------------------------------------------------------------------------------------------
Saddleback Community College District,
California Refunding Certificates of
Participation, BIG Insured, 7%, 8/1/19                            Aaa/AAA                   1,000,000                  1,082,343
--------------------------------------------------------------------------------------------------------------------------------
San Bernardino County, California
Certificates of Participation, Medical Center
Financing Project, 5.50%, 8/1/17                                  Baa1/A--                  7,500,000                  7,031,752
--------------------------------------------------------------------------------------------------------------------------------
San Diego County, California Certificates of
Participation, MBIA Insured, Inverse Floater,
8.071%, 11/18/19(1)                                               Aaa/AAA                   2,000,000                  2,279,514
--------------------------------------------------------------------------------------------------------------------------------
San Diego County, California Water Authority
Revenue Certificates of Participation, Series 91-B,
MBIA Insured, Inverse Floater, 8.27%, 4/8/21(1)                   Aaa/AAA                   3,000,000                  3,529,557
--------------------------------------------------------------------------------------------------------------------------------
San Francisco, California City & County
Airports Commission International Airport
Revenue Refunding Bonds:
Second Series-Issue 1, AMBAC Insured, 6.30%, 5/1/11               Aaa/AAA/AAA               4,385,000                  4,680,132
Second Series-Issue 3, MBIA Insured, 6.20%, 5/1/20                Aaa/AAA                     750,000                    792,364
--------------------------------------------------------------------------------------------------------------------------------
San Francisco, California City & County
General Obligation Bonds, Library Facilities Project,
Series D, 6.25%, 6/15/11                                          A1/AA--/AA                  400,000                    425,849
--------------------------------------------------------------------------------------------------------------------------------
San Francisco, California City & County General
Obligation Bonds, Series A, 6.70%, 12/15/08                       A1/AA--/AA                  250,000                    274,555
--------------------------------------------------------------------------------------------------------------------------------
San Joaquin Hills, California Transportation Corridor
Agency Toll Road Revenue Bonds, Sr. Lien:
5%, 1/1/33                                                        NR/NR/BBB                 8,000,000                  6,921,495
6.75%, 1/1/32                                                     NR/NR/BBB                 7,000,000                  7,361,227
--------------------------------------------------------------------------------------------------------------------------------
San Jose, California Redevelopment Agency Tax
Allocation Bonds, Merged Area Redevelopment
Project, MBIA Insured, 5%, 8/1/20                                 Aaa/AAA/A                 2,000,000                  1,907,412


10  Oppenheimer California Tax-Exempt Fund

                                                                  RATINGS: MOODY'S/
                                                                  S&P'S/FITCH'S             FACE                  MARKET VALUE
                                                                  (UNAUDITED)               AMOUNT                SEE NOTE 1
================================================================================================================================
CALIFORNIA (CONTINUED)

Santa Margarita/Dana Point, California Authority
Revenue Bonds, Improvement Districts 3-3A-4 & 4A,
Series B, MBIA Insured, 7.25%, 8/1/14                             Aaa/AAA                  $  680,000               $    833,687
--------------------------------------------------------------------------------------------------------------------------------
Sonoma County, California Certificates of
Participation, 6.75%, 10/1/07                                     A1/A+                       150,000                    163,545
--------------------------------------------------------------------------------------------------------------------------------
South Orange County, California Public Financing
Authority Special Tax Revenue Bonds, Sr. Lien,
Series A, MBIA Insured, 6.20%, 9/1/13                             Aaa/AAA                   3,000,000                  3,174,072
--------------------------------------------------------------------------------------------------------------------------------
Southern California Home Financing Authority
Single Family Mtg. Revenue Bonds, Series A, 7.35%, 9/1/24         NR/AAA                    1,670,000                  1,790,300
--------------------------------------------------------------------------------------------------------------------------------
Southern California Public Power Authority
Transmission Project Revenue Bonds, Inverse Floater,
7.506%, 7/1/12(1)                                                 Aa/A+                     5,500,000                  5,920,733
--------------------------------------------------------------------------------------------------------------------------------
Stockton, California East Water District Certificates
of Participation, 1992 Project, Series A, 6.40%, 4/1/22           Aaa/AAA/AAA               1,000,000                  1,079,463
--------------------------------------------------------------------------------------------------------------------------------
Victorville, California Special Tax Bonds, Community
Facilities District No. 90-1, Series A, 8.30%, 9/1/16             NR/NR                     1,265,000                  1,153,774
--------------------------------------------------------------------------------------------------------------------------------
West & Central Basin Financing Authority
California Revenue Refunding Bonds, West Basin
Refunding Project, Series A, AMBAC Insured, 5%, 8/1/16            Aaa/AAA/AAA               3,000,000                  2,880,624
                                                                                                                     -----------
                                                                                                                     294,859,505

================================================================================================================================
U.S. POSSESSIONS--8.2%

Guam Power Authority Revenue Bonds,
Series A, 6.625%, 10/1/14                                         NR/BBB                    2,000,000                  2,096,994
--------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth General Obligation Bonds,
MBIA Insured, Inverse Floater, 7.284%, 7/1/08(1)                  Aaa/AAA                   3,500,000                  3,803,915
--------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue Bonds,
Prerefunded, Series T, 6.50%, 7/1/22                              NR/AAA                      750,000                    849,473
--------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue Bonds,
Prerefunded, Series T, 6.625%, 7/1/18                             NR/AAA                    1,995,000                  2,273,041
--------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue Bonds,
Unrefunded Balance, Series T, 6.625%, 7/1/18                      Baa1/A                    4,005,000                  4,289,739
--------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue Refunding Bonds,
Series X, 5.25%, 7/1/21                                           Baa1/A                      500,000                    480,979
--------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Electric Power Authority
Revenue Bonds, Series P, 7%, 7/1/21                               Baa1/A--                  4,000,000                  4,606,932
--------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Housing Bank & Finance Agency
Single Family Mtg. Revenue Bonds, Affordable
Housing Mtg.--Portfolio I, 6.25%, 4/1/29                          Aaa/AAA                   6,600,000                  6,781,823


11  Oppenheimer California Tax-Exempt Fund

                                                                  RATINGS: MOODY'S/
                                                                  S&P'S/FITCH'S              FACE                 MARKET VALUE
                                                                  (UNAUDITED)                AMOUNT               SEE NOTE 1
================================================================================================================================
U.S. POSSESSIONS (CONTINUED)

Puerto Rico Housing Finance Corp. Single Family Mtg.
Revenue Bonds, Portfolio 1, Series B, 7.65%, 10/15/22             Aaa/AAA                   $970,000                  $1,029,255
--------------------------------------------------------------------------------------------------------------------------------
Puerto Rico Industrial, Medical & Environmental
Pollution Control Revenue Bonds, American Home
Products, 5.10%, 12/1/18                                          A2/NR                      500,000                     477,859
                                                                                                                     -----------
                                                                                                                      26,690,010
                                                                                                                     -----------
Total Municipal Bonds and Notes (Cost $305,016,086)                                                                  321,549,515

================================================================================================================================
SHORT-TERM TAX-EXEMPT OBLIGATIONS--0.3%
================================================================================================================================
Oceanside, California Multifamily Revenue Refunding Bonds,
Lakeridge Apts. Project, 5.45% (Cost $900,000)(2)                                             900,000                    900,000

================================================================================================================================
TOTAL INVESTMENTS, AT VALUE (COST $305,916,086)                                                 98.7%                322,449,515
================================================================================================================================
OTHER ASSETS NET OF LIABILITIES                                                                   1.3                  4,206,088
                                                                                               ------               ------------
NET ASSETS                                                                                      100.0%              $326,655,603
                                                                                               ======               ============


1. Represents the current interest rate for a variable rate bond. Variable rate bonds known as ``inverse floaters'' pay interest at a rate that varies inversely with short-term interest rates. As interest rates rise, inverse floaters produce less current income. Their price may be more volatile than the price of a comparable fixed-rate security. Inverse floaters amount to $33,292,794 or 10.19% of the Fund's net assets at December 31, 1995.

2. Floating or variable rate obligation maturing in more than one year. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on December 31, 1995. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

As of December 31, 1995, securities subject to the alternative minimum tax amounted to $47,530,333 or 14.55% of the Fund's net assets.

Distribution of investments by industry, as a percentage of total investments at value, is as follows:

INDUSTRY                                                       MARKET VALUE                   PERCENT
-------------------------------------------------------------------------------------------------------
Utilities                                                       $82,134,654                      25.5%
Lease/Rental                                                     66,144,865                      20.5
Special Tax Bonds                                                60,034,787                      18.6
Housing                                                          49,390,693                      15.3
Transportation                                                   33,748,924                      10.5
Hospitals                                                        15,159,802                       4.7
General Obligation Bonds                                          7,079,326                       2.2
Pollution Control                                                 4,007,131                       1.2
Education                                                         3,437,787                       1.1
Revenue Bonds                                                       833,687                       0.3
Corporate-Backed Municipals                                         477,859                       0.1
                                                               ------------                    ------
                                                               $322,449,515                     100.0%
                                                               ============                    ======

See accompanying Notes to Financial Statements.


12  Oppenheimer California Tax-Exempt Fund

STATEMENT OF ASSETS AND LIABILITIES   December 31, 1995

================================================================================================================================
ASSETS

Investments, at value (cost $305,916,086)--see accompanying statement                                               $322,449,515
--------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                     401,542
--------------------------------------------------------------------------------------------------------------------------------
Receivables:
Interest                                                                                                               6,310,699
Shares of beneficial interest sold                                                                                       527,744
--------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                     36,409
                                                                                                                    ------------
Total assets                                                                                                         329,725,909
================================================================================================================================
LIABILITIES

Payables and other liabilities:
Investments purchased                                                                                                  1,233,247
Dividends                                                                                                              1,011,054
Shares of beneficial interest redeemed                                                                                   476,932
Distribution and service plan fees                                                                                       193,135
Trustees' fees                                                                                                            71,986
Transfer and shareholder servicing agent fees                                                                              3,609
Other                                                                                                                     80,343
                                                                                                                    ------------
Total liabilities                                                                                                      3,070,306

================================================================================================================================
NET ASSETS                                                                                                          $326,655,603
                                                                                                                    ============

================================================================================================================================
COMPOSITION OF
NET ASSETS

Paid-in capital                                                                                                     $310,516,219
--------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                                      756,370
--------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                              (1,150,415)
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments--Note 3                                                                    16,533,429
                                                                                                                    ------------
Net assets                                                                                                          $326,655,603
                                                                                                                    ============

================================================================================================================================
NET ASSET VALUE
PER SHARE

Class A Shares:
Net asset value and redemption price per share (based on net assets of
$285,307,053 and 26,699,566 shares of beneficial interest outstanding)                                                    $10.69
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                                                               $11.22

--------------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $41,223,917 and 3,856,567 shares of beneficial interest outstanding)                                            $10.69

--------------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price and offering price per share (based on net
assets of $124,633 and 11,669 shares of beneficial interest outstanding)                                                  $10.68

See accompanying Notes to Financial Statements.


13  Oppenheimer California Tax-Exempt Fund

STATEMENT OF OPERATIONS   For the Year Ended December 31, 1995

================================================================================================================================
INVESTMENT INCOME

Interest                                                                                                             $18,437,507

================================================================================================================================
EXPENSES

Management fees--Note 4                                                                                                1,638,210
--------------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Note 4:
Class A                                                                                                                  614,629
Class B                                                                                                                  298,592
Class C                                                                                                                      149
--------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 4                                                                    142,732
--------------------------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                                       83,457
--------------------------------------------------------------------------------------------------------------------------------
Legal and auditing fees                                                                                                   35,209
--------------------------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                               22,260
--------------------------------------------------------------------------------------------------------------------------------
Registration and filing fees:
Class A                                                                                                                   12,414
Class B                                                                                                                    6,003
Class C                                                                                                                        4
--------------------------------------------------------------------------------------------------------------------------------
Insurance expenses                                                                                                        16,860
--------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                               12,060
--------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                      5,783
                                                                                                                     -----------
Total expenses                                                                                                         2,888,362
Less reimbursement of expenses by OppenheimerFunds, Inc.--Note 4                                                          (9,646)
                                                                                                                     -----------
Net expenses                                                                                                           2,878,716
================================================================================================================================
NET INVESTMENT INCOME                                                                                                 15,558,791

================================================================================================================================
REALIZED AND UNREALIZED
GAIN (LOSS)

Net realized loss on investments                                                                                        (187,865)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on investments                                                  33,596,236
                                                                                                                     -----------
Net realized and unrealized gain                                                                                      33,408,371

================================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                 $48,967,162
                                                                                                                     ===========

See accompanying Notes to Financial Statements.


14  Oppenheimer California Tax-Exempt Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            YEAR ENDED DECEMBER 31,
                                                                                            1995                     1994
================================================================================================================================
OPERATIONS

Net investment income                                                                      $ 15,558,791             $ 15,748,324
--------------------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                              (187,865)                (999,410)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                                        33,596,236              (39,209,125)
                                                                                           ------------             ------------
Net increase (decrease) in net assets resulting from operations                              48,967,162              (24,460,211)

================================================================================================================================
DIVIDENDS AND
DISTRIBUTIONS TO
SHAREHOLDERS

Dividends from net investment income:
Class A                                                                                     (13,975,299)             (14,920,148)
Class B                                                                                      (1,412,825)                (857,567)
Class C                                                                                            (556)                      --

--------------------------------------------------------------------------------------------------------------------------------
Dividends in excess of net investment income:
Class A                                                                                        (350,447)                      --
Class B                                                                                         (50,636)                      --
Class C                                                                                            (153)                      --

================================================================================================================================
BENEFICIAL INTEREST
TRANSACTIONS

Net increase in net assets resulting from beneficial interest transactions--Note 2:
Class A                                                                                      35,765,117               (8,912,194)
Class B                                                                                      17,684,830               12,644,856
Class C                                                                                         122,526                       --

================================================================================================================================
NET ASSETS

Total increase (decrease)                                                                    86,749,719              (36,505,264)
--------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                         239,905,884              276,411,148
                                                                                           ------------             ------------
End of period [including undistributed (overdistributed) net investment
income of $756,370 and ($170,011), respectively]                                           $326,655,603             $239,905,884
                                                                                           ============             ============

See accompanying Notes to Financial Statements.


15  Oppenheimer California Tax-Exempt Fund

FINANCIAL HIGHLIGHTS

                                                         CLASS A
                                                         --------------------------------------------------


                                                         YEAR ENDED DECEMBER 31,
                                                         1995            1994          1993           1992
===========================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period                      $ 9.45        $10.97         $10.35        $10.22
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        .58           .60            .62           .61
Net realized and unrealized gain (loss)                     1.25         (1.51)           .72           .20
                                                         -------       -------        -------       -------
Total income (loss) from
investment operations                                       1.83          (.91)          1.34           .81

-----------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                        (.58)         (.61)          (.65)         (.60)
Dividends in excess of net investment income                (.01)           --             --            --
Distributions from net realized gain                          --            --           (.07)         (.08)
                                                         -------       -------        -------       -------
Total dividends and distributions
to shareholders                                             (.59)         (.61)          (.72)         (.68)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $10.69        $ 9.45         $10.97        $10.35
                                                         =======       =======        =======       =======

===========================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)                        19.76%        (8.49)%        13.26%         8.28%

===========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)                $285,307      $219,682       $266,490      $204,349
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                       $250,188      $248,850       $245,193      $174,055
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                       5.64%         5.99%          5.74%         6.07%
Expenses, before voluntary assumption
by the Manager                                               .95%          .96%           .97%         1.07%
Expenses, net of voluntary assumption
by the Manager                                               N/A           N/A            N/A           N/A
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                                  23.0%         21.9%          13.7%         26.8%


1. For the period from November 1, 1995 (inception of offering) to December 31, 1995.

2. For the period from May 1, 1993 (inception of offering) to December 31,
1993.

3. For the period from November 3, 1988 (commencement of operations) to December 31, 1988.

4. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.




16  Oppenheimer California Tax-Exempt Fund

                                                  CLASS A
                                                 -----------------------------------------


                                                  YEAR ENDED DECEMBER 31,
                                                  1991        1990         1989         1988(3)
===============================================================================================
SHARE OPERATING DATA:
Net asset value, beginning of period              $ 9.86       $9.94       $9.58          $9.53
-----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .66         .67         .71            .09
Net realized and unrealized gain (loss)              .38        (.07)        .37            .05
                                                 -------     -------     -------        -------
Total income (loss) from
investment operations                               1.04         .60        1.08            .14

-----------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                (.62)       (.68)       (.70)          (.09)
Dividends in excess of net investment income          --          --          --             --
Distributions from net realized gain                (.06)         --        (.02)            --
                                                 -------     -------     -------        -------
Total dividends and distributions
to shareholders                                     (.68)       (.68)       (.72)          (.09)
-----------------------------------------------------------------------------------------------
Net asset value, end of period                    $10.22       $9.86       $9.94          $9.58
                                                 =======     =======     =======        =======

===============================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)                10.93%       6.38%      11.62%          1.43%

===============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)        $145,163     $92,514     $52,342         $5,825
-----------------------------------------------------------------------------------------------
Average net assets (in thousands)               $115,661     $72,879     $29,308         $2,377
-----------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                               6.52%       6.80%       7.11%          5.95%(5)
Expenses, before voluntary assumption
by the Manager                                      1.05%       1.05%       1.09%          2.25%(5)
Expenses, net of voluntary assumption
by the Manager                                       .73%        .53%        .16%            --(5)
-----------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                          26.6%       14.5%       20.7%           0.0%

                                                      CLASS B                                 CLASS C
                                                      ----------------------------------      -------
                                                                                              PERIOD
                                                                                              ENDED
                                                      YEAR ENDED DECEMBER 31                  DEC. 31,
                                                      1995          1994         1993(2)      1995(1)
======================================================================================================
SHARE OPERATING DATA:
Net asset value, beginning of period                 $ 9.44         $10.98        $10.72        $10.46
------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                   .51            .54           .35           .08
Net realized and unrealized gain (loss)                1.25          (1.55)          .34           .22
                                                    -------        -------       -------       -------
Total income (loss) from
investment operations                                  1.76          (1.01)          .69           .30

------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                   (.50)          (.53)         (.36)         (.07)
Dividends in excess of net investment income           (.01)            --            --          (.01)
Distributions from net realized gain                     --             --          (.07)           --
                                                    -------        -------       -------       -------
Total dividends and distributions
to shareholders                                        (.51)          (.53)         (.43)         (.08)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                       $10.69          $9.44        $10.98        $10.68
                                                    =======        =======       =======       =======

======================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(4)                   18.97%         (9.39)%        6.66%         2.90%

======================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)            $41,224        $20,224        $9,921          $125
------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $29,918        $16,552        $5,218           $91
------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                                  4.82%          5.17%         4.57%(5)      4.56%(5)
Expenses, before voluntary assumption
by the Manager                                         1.72%          1.73%         1.79%(5)      1.68%(5)
Expenses, net of voluntary assumption
by the Manager                                          N/A            N/A           N/A           N/A
------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                             23.0%          21.9%         13.7%         23.0%




5. Annualized.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1995 were $99,778,957 and $63,430,966, respectively.

See accompanying Notes to Financial Statements.

17  Oppenheimer California Tax-Exempt Fund

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES

Oppenheimer California Tax-Exempt Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. Both classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or asked price or the last sale price on the prior trading day. Long-term and short-term ``non-money market'' debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term ``money market type'' debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required. At December 31, 1995, the Fund had available for federal income tax purposes an unused capital loss carryover of $1,236,690, which expires between 2001 and 2003.

--------------------------------------------------------------------------------
TRUSTEES' FEES AND EXPENSES. The Fund has adopted a nonfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended December 31, 1995, a provision of $24,745 was made for the Fund's projected benefit obligations, and a payment of $1,182 was made to a retired trustee, resulting in an accumulated liability of $63,985 at December 31, 1995.

--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. Distributions from net realized gains on investments, if any, will be declared at least once each year.

--------------------------------------------------------------------------------
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of premium amortization for tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Fund.

                    During the year ended December 31, 1995, the Fund changed the classification of distributions to shareholders to better disclose the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1995, amounts have been reclassified to reflect a decrease in paid-in capital of $1,283,234, a decrease in overdistributed net investment income of $1,157,506, and a decrease in accumulated net realized loss on investments of $125,728.


18  Oppenheimer California Tax-Exempt Fund

================================================================================
1. SIGNIFICANT
   ACCOUNTING POLICIES
   (CONTINUED)

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Original issue discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. For bonds acquired after April 30, 1993, on disposition or maturity, taxable ordinary income is recognized to the extent of the lesser of gain or market discount that would have accrued over the holding period. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. The Fund concentrates its investments in California and, therefore, may have more credit risks related to the economic conditions of California than a portfolio with a broader geographical diversification.

                    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. SHARES OF
   BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                       YEAR ENDED DECEMBER 31, 1995(1)     YEAR ENDED DECEMBER 31, 1994
                                                       -------------------------------     ------------------------------
                                                       SHARES           AMOUNT             SHARES               AMOUNT
-------------------------------------------------------------------------------------------------------------------------
Class A:
Sold                                                    5,047,063    $ 51,814,441          4,682,338         $ 47,539,656
Issued in connection with the
acquisition of Quest California
Tax-Exempt Fund--Note 5                                 1,757,696      18,455,811                 --                   --
Dividends and distributions reinvested                    805,760       8,234,996            895,069            9,014,619
Redeemed                                               (4,166,682)    (42,740,131)        (6,611,428)         (65,466,469)
                                                       ----------    ------------         ----------         ------------
Net increase (decrease)                                 3,443,837    $ 35,765,117         (1,034,021)        $ (8,912,194)
                                                       ==========    ============         ==========         ============

-------------------------------------------------------------------------------------------------------------------------
Class B:
Sold                                                    1,996,884    $ 20,575,685          1,595,370         $ 16,152,328
Dividends reinvested                                       80,329         824,085             52,979              528,961
Redeemed                                                 (362,263)     (3,714,940)          (410,584)          (4,036,433)
                                                       ----------    ------------         ----------         ------------
Net increase                                            1,714,950    $ 17,684,830          1,237,765         $ 12,644,856
                                                       ==========    ============         ==========         ============

-------------------------------------------------------------------------------------------------------------------------
Class C:
Sold                                                       11,729    $    123,162                 --         $         --
Dividends reinvested                                           36             383                 --                   --
Redeemed                                                      (96)         (1,019)                --                   --
                                                       ----------    ------------         ----------         ------------
Net increase                                               11,669    $    122,526                 --         $         --
                                                       ==========    ============         ==========         ============

1. For the year ended December 31, 1995 for both Class A and Class B shares and for the period from November 1, 1995 (inception of offering) to December 31, 1995 for Class C shares.

================================================================================
3. UNREALIZED GAINS AND
   LOSSES ON INVESTMENTS

At December 31, 1995, net unrealized appreciation on investments of $16,533,429 was composed of gross appreciation of $17,413,178, and gross depreciation of $879,749.


19  Oppenheimer California Tax-Exempt Fund

================================================================================
4. MANAGEMENT FEES
   AND OTHER TRANSACTIONS
   WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of .60% on the first $200 million of average annual net assets, .55% on the next $100 million, .50% on the next $200 million, .45% on the next $250 million, .40% on the next $250 million and .35% on net assets in excess of $1 billion. The Manager has agreed to assume Fund expenses (with specified exceptions) in excess of the regulatory limitation of the State of California.

                    The Manager has agreed to reimburse the Fund for SEC fees incurred in connection with the acquisition of Quest California Tax-Exempt Fund.

                    For the year ended December 31, 1995, commissions (sales charges paid by investors) on sales of Class A shares totaled $984,851, of which $165,771 was retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by an affiliated broker/dealer. Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $629,047 and $1,220, of which $8,643 was paid to an affiliated broker/dealer. During the year ended December 31, 1995, OFDI received contingent deferred sales charges of $83,280 and $557, respectively, upon redemption of Class B and Class C shares as reimbursement for sales commissions advanced by OFDI at the time of sale of such shares.

                    OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

                    Under separate approved plans, each class may expend up to .25% of its net assets annually to compensate OFDI for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other institutions. In addition, Class B and Class C shares are subject to an asset-based sales charge of .75% of net assets annually, to compensate OFDI for sales commissions paid from its own resources at the time of sale and associated financing costs. In the event of termination or discontinuance of the Class B or Class C plan, the Board of Trustees may allow the Fund to continue payment of the asset-based sales charge to OFDI for distribution expenses incurred on Class B or Class C shares sold prior to termination or discontinuance of the plan. At December 31, 1995, OFDI had incurred unreimbursed expenses of $1,573,295 for Class B and $4,120 for Class C. During the year ended December 31, 1995, OFDI paid $20,230 and $1,197, respectively, to an affiliated broker/dealer as compensation for Class A and Class B personal service and maintenance expenses, and retained $261,406 and $153, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs.


================================================================================
5. ACQUISITION OF
   QUEST CALIFORNIA
   TAX-EXEMPT FUND

On November 24, 1995, Oppenheimer California Tax-Exempt Fund acquired all of the net assets of Quest California Tax-Exempt Fund, pursuant to an Agreement and Plan of Reorganization approved by the Quest California Tax-Exempt Fund shareholders on November 16, 1995. The Fund issued 1,757,696 shares of beneficial interest, valued at $18,455,811, in exchange for the net assets, resulting in combined net assets of $319,511,243 on November 24, 1995. The net assets acquired included net unrealized appreciation of $602,361. The exchange was tax-free.


20  Oppenheimer California Tax-Exempt Fund

INDEPENDENT AUDITORS' REPORT

================================================================================
The Board of Trustees and Shareholders of Oppenheimer California Tax-Exempt
Fund:

We have audited the accompanying statements of investments and assets and liabilities of Oppenheimer California Tax-Exempt Fund as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the seven-year period then ended and the period from November 3, 1988 (commencement of operations) to December 31, 1988. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

                    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

                    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer California Tax-Exempt Fund as of December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the seven-year period then ended and the period from November 3, 1988 (commencement of operations) to December 31, 1988, in conformity with generally accepted accounting principles.



KPMG PEAT MARWICK LLP

Denver, Colorado
January 22, 1996


21  Oppenheimer California Tax-Exempt Fund

FEDERAL INCOME TAX INFORMATION   (Unaudited)

================================================================================
In early 1996, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1995. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

                    None of the dividends paid by the Fund during the fiscal year ended December 31, 1995 are eligible for the corporate dividend-received deduction. The dividends were derived from interest on municipal bonds and are not subject to federal income tax. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

                    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


22  Oppenheimer California Tax-Exempt Fund

OPPENHEIMER CALIFORNIA TAX-EXEMPT FUND

================================================================================
OFFICERS AND TRUSTEES

Leon Levy, Chairman of the Board of Trustees
Robert G. Galli, Trustee
Benjamin Lipstein, Trustee
Bridget A. Macaskill, Trustee and President
Elizabeth B. Moynihan, Trustee
Kenneth A. Randall, Trustee
Edward V. Regan, Trustee
Russell S. Reynolds, Jr., Trustee
Sidney M. Robbins, Trustee
Donald W. Spiro, Trustee
Pauline Trigere, Trustee
Clayton K. Yeutter, Trustee
Robert E. Patterson, Vice President
George C. Bowen, Treasurer
Robert J. Bishop, Assistant Treasurer
Scott Farrar, Assistant Treasurer
Andrew J. Donohue, Secretary
Robert G. Zack, Assistant Secretary


================================================================================
INVESTMENT ADVISOR

OppenheimerFunds, Inc.

================================================================================
DISTRIBUTOR

OppenheimerFunds Distributor, Inc.

================================================================================
TRANSFER AND SHAREHOLDER
SERVICING AGENT

OppenheimerFunds Services

================================================================================
CUSTODIAN OF
PORTFOLIO SECURITIES

Citibank, N.A.

================================================================================
INDEPENDENT AUDITORS

KPMG Peat Marwick LLP

================================================================================
LEGAL COUNSEL

Gordon Altman Butowsky Weitzen Shalov & Wein

This is a copy of a report to shareholders of Oppenheimer California Tax-Exempt Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer California Tax-Exempt Fund. For material information concerning the Fund, see the Prospectus. Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.


23  Oppenheimer California Tax-Exempt Fund

INFORMATION

GENERAL INFORMATION
Monday-Friday 8:30 a.m.-8 p.m. ET
Saturday 10 a.m.-2 p.m. ET
1-800-525-7048
---------------------------------------

TELEPHONE TRANSACTIONS
Monday-Friday 8:30 a.m.-8 p.m. ET
1-800-852-8457
---------------------------------------

PHONELINK
24 hours a day, automated
information and transactions
1-800-533-3310
---------------------------------------

TELECOMMUNICATIONS DEVICE
FOR THE DEAF (TDD)
Monday-Friday 8:30 a.m.-8 p.m. ET
1-800-843-4461
---------------------------------------

OPPENHEIMERFUNDS
INFORMATION HOTLINE
24 hours a day, timely and insightful
messages on the economy and
issues that affect your investments
1-800-835-3104
---------------------------------------

RA0790.001.1295       February 28, 1996

[Picture of Jennifer Leonard]
[Caption] Jennifer Leonard, Customer Service Representative
OppenheimerFunds Service

''How may I help you?''

As an Oppenheimer funds shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

        And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

        When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that ''links'' your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to make investments.

        For added convenience, you can get automated information with OppenheimerFunds PhoneLink service, available 24 hours a day, 7 days a week. PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

        You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

        So call us today--we're here to help.

[OPPENHEIMER LOGO]

OppenheimerFunds Distributor, Inc.
P.O. Box 5270
Denver, CO 80217-5270
---------------------------------------------
Bulk Rate
U.S. Postage
PAID
Permit No. 469
Denver, CO
---------------------------------------------